SUPPLEMENTARY CASH FLOW INFORMATION	9 Months Ended
May 31, 2022
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

10. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	May 31, 2022	May 31, 2021

Amounts receivable, prepaid expenses and other assets	$(351)	$188
Payment of bank advisory fees	-	(2,890)
Accounts payable and other liabilities	(439)	(51)
	$(790)	$(2,753)

During the period, the Company issued 11,793,509 common shares in connection with the purchase and cancellation of the principal amount of $19.99 million owed on the Convertible Notes. Other than interest owed, no cash was exchanged between the Company and noteholders.